Share based payment - Summary of Expense Recognized For Employee Services Received during the Year (Detail) - Global Incentive Plan 2024 - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Expense from share-based payment transactions [abstract]
Expense arising from equity-settled share-based payment transactions	$ 1,779	$ 2,402	$ 2,278
Expense arising from cash settled share based payments transactions	325
Total expense arising from share-based payment transactions	$ 2,104	$ 2,402	$ 2,278